SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Unrecognized tax benefits			$ 352,000	$ 281,000
Anti-dilutive securities attributable to warrants (in shares)	44,750,777	64,846,974	25,170,612	25,064,547
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member]
Cash equivalents			$ 0	$ 0
Unrecognized tax benefits			0
Unrecognized tax benefits accrued for interest and penalties			$ 0
Anti-dilutive securities attributable to warrants (in shares)			21,320,000
Cash, FDIC Insured Amount			$ 250,000